Cryptocurrencies (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($) item
Quantities (in coins)
Balance at the beginning | item	4.47	4.47	82.32	82.32
Revenue recognized from cryptocurrencies mined | item				95.62
Hosting fees settled in cryptocurrencies | item				(7.6)
Proceeds from sale of cryptocurrencies | item				(165.87)
Balance at the end | item		4.47		4.47	82.32
Cryptocurrencies, amount
Balance at the beginning	$ 178,687	$ 178,687	$ 2,084,330	$ 2,084,330
Revenue recognized from cryptocurrencies mined				2,888,482
Hosting fees settled in cryptocurrencies				(212,344)
Proceeds from sale of cryptocurrencies				(4,668,828)
Realized gain on sale/exchange of cryptocurrencies					$ 94,149
Impairment loss of cryptocurrencies		0	$ 0		(7,102)
Balance at the end		$ 178,687		$ 178,687	$ 2,084,330
Subsequent Events
Cryptocurrencies, amount
Proceeds from sale of cryptocurrencies	400,000
Realized gain on sale/exchange of cryptocurrencies	$ 200,000